EARNINGS (LOSS) PER ORDINARY SHARE - Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders from continuing and discontinued operations	$ 953	$ (12)	$ 133
Net impairment (impairment reversal) on held for sale assets	(17)	549	(2)
Taxation on net impairment (impairment reversal) on held for sale assets	0	(165)	0
Derecognition of assets	0	10	104
Taxation on derecognition of assets	0	0	(26)
Loss on disposal of discontinued operations	80	0	24
Taxation on loss on disposal of discontinued operations	1	0	(20)
Profit on sale of joint ventures	(19)	0	0
Net loss (profit) on disposal of assets	2	(3)	8
Taxation on net (profit) loss on disposal of assets	0	0	(1)
Headline earnings (loss)	1,000	$ 379	$ 220
Threshold for disclosure of tax effect	$ 1
Weighted average number of shares (in shares)	419,033,516	418,349,777	417,122,155
Basic headline earnings (loss) per share (USD per share)	$ 2.38	$ 0.91	$ 0.53
Diluted headline earnings (loss)	$ 1,000	$ 379	$ 220
Diluted weighted average number of shares (in shares)	419,481,450	418,349,777	417,379,405
Diluted headline earnings (loss) per share (USD per share)	$ 2.38	$ 0.91	$ 0.53